LEASES	9 Months Ended
Sep. 30, 2021
Leases [Abstract]
LEASES	LEASES
Lessee
The Company has mainly operating lease contracts for buildings, plant and machinery, vehicles, IT equipment and machinery.
Leases with a term of 12 months or less are not recorded in the balance sheet. For these leases the Company recognized, on a straight-line basis over the lease term, lease expense of $2 million and $3 million in the three months ended September 30, 2021 and 2020, respectively, and $8 million and $9 million in the nine months ended September 30, 2021 and 2020, respectively.
For the three and nine months ended September 30, 2021 the Company incurred operating lease expenses of $37 million and $113 million, respectively. For the three and nine months ended September 30, 2020, the Company incurred operating lease expenses of $35 million and $105 million, respectively.
At September 30, 2021, the Company has recorded approximately $404 million of right-of-use assets and $402 million of related lease liability included in Other Assets and Other Liabilities, respectively. At September 30, 2021, the weighted average remaining lease term (calculated on the basis of the remaining lease term and the lease liability balance for each lease) and the weighted average discount rate for operating leases were 6.1 years and 3.0%, respectively.
During the nine months ended September 30, 2021 and 2020 leased assets obtained in exchange for operating lease obligations were $74 million and $66 million, respectively. The operating cash outflow for amounts included in the measurement of operating lease obligations was $114 million and $106 million as of September 30, 2021 and 2020, respectively.
Lessor
The Company, primarily through its Financial Services segment, leases equipment and vehicles to retail customers under operating leases. Our leases typically have terms of 3 to 5 years with options available for the lessee to purchase the equipment at the lease term date. Revenue for non-lease components are accounted for separately.

LEASES	LEASES
Lessee
The Company has mainly operating lease contracts for buildings, plant and machinery, vehicles, IT equipment and machinery.
Leases with a term of 12 months or less are not recorded in the balance sheet. For these leases the Company recognized, on a straight-line basis over the lease term, lease expense of $2 million and $3 million in the three months ended September 30, 2021 and 2020, respectively, and $8 million and $9 million in the nine months ended September 30, 2021 and 2020, respectively.
For the three and nine months ended September 30, 2021 the Company incurred operating lease expenses of $37 million and $113 million, respectively. For the three and nine months ended September 30, 2020, the Company incurred operating lease expenses of $35 million and $105 million, respectively.
At September 30, 2021, the Company has recorded approximately $404 million of right-of-use assets and $402 million of related lease liability included in Other Assets and Other Liabilities, respectively. At September 30, 2021, the weighted average remaining lease term (calculated on the basis of the remaining lease term and the lease liability balance for each lease) and the weighted average discount rate for operating leases were 6.1 years and 3.0%, respectively.
During the nine months ended September 30, 2021 and 2020 leased assets obtained in exchange for operating lease obligations were $74 million and $66 million, respectively. The operating cash outflow for amounts included in the measurement of operating lease obligations was $114 million and $106 million as of September 30, 2021 and 2020, respectively.
Lessor
The Company, primarily through its Financial Services segment, leases equipment and vehicles to retail customers under operating leases. Our leases typically have terms of 3 to 5 years with options available for the lessee to purchase the equipment at the lease term date. Revenue for non-lease components are accounted for separately.